                      SUPPLEMENT DATED APRIL 30, 2021 TO

             PROSPECTUS DATED APRIL 30, 2010 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your variable annuity prospectus. Specifically, this supplement provides updates with respect to the following:

    a. Notice Regarding Fund and Portfolio Shareholder Reports
    b. Asset Allocation Model Update

Please read the supplement carefully and keep it with your prospectus for future reference.

    a. Notice Regarding Fund and Portfolio Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other SEC disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

    b. Asset Allocation Program -- Model Update

Effective after the close of business July 23, 2021, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

40725 SUPP 4/30/21

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Growth Opportunities Portfolio -- Service
                              Class 2                                                         3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund II -- Service Shares             1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Invesco V.I. Main Street Small Cap Fund(R) -- Series II
                              shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth              AB Small Cap Growth Portfolio -- Class B                        1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Fidelity VIP Equity-Income Portfolio -- Service Class 2         4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Global Fund -- Series II shares                    3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                    12%      9%      6%      3%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   16%     12%      8%      4%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1     23%
--------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -- Service
Class 2                                                        17%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund II -- Service Shares             4%
--------------------------------------------------------------------
Invesco V.I. Main Street Small Cap Fund(R) -- Series II
shares                                                          3%
--------------------------------------------------------------------
AB Small Cap Growth Portfolio -- Class B                        3%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2        23%
--------------------------------------------------------------------
Invesco V.I. Global Fund -- Series II shares                   17%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     3%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          4%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      1%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2         0%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund II -- Service Shares             1%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Columbia Variable Portfolio -- Overseas Core Fund -- Class 2    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
                              Invesco V.I. Core Equity Fund -- Series I shares                5%     10%     15%     20%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Main Street Fund(R) -- Series II shares            5%     10%     16%     22%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               AB International Value Portfolio -- Class B                     1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              BlackRock Basic Value V.I. Fund -- Class III Shares             1%      3%      4%      5%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         0%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Franklin Mutual Shares VIP Fund -- Class 2 Shares               5%     10%     16%     22%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                    16%     12%      8%      3%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     14%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   16%     12%      8%      4%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       3%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    2%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        3%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------

                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      2%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2         2%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund II -- Service Shares             2%
--------------------------------------------------------------------
Columbia Variable Portfolio -- Overseas Core Fund -- Class 2    3%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               25%
--------------------------------------------------------------------
Invesco V.I. Main Street Fund(R) -- Series II shares           27%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             6%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         2%
--------------------------------------------------------------------
Franklin Mutual Shares VIP Fund -- Class 2 Shares              26%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Advantage SMID Cap V.I. Fund   PIMCO VIT Total Return Portfolio --
Columbia CTIVP/SM/ -- Loomis Sayles       -- Class III Shares                      Administrative Class Shares
 Growth Fund -- Class 1                  Columbia Variable Portfolio -- Overseas
Fidelity VIP Balanced Portfolio --        Core Fund -- Class 2
 Service Class 2                         Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Contrafund(R) Portfolio --  Federated Hermes High Income Bond Fund
 Service Class 2                          II -- Service Shares
Fidelity VIP Equity-Income Portfolio --  Federated Hermes Kaufmann Fund II --
 Service Class 2                          Service Shares
Fidelity VIP Growth & Income Portfolio   Fidelity VIP Dynamic Capital
 -- Service Class 2                       Appreciation Portfolio -- Service
Franklin Templeton VIP Franklin Mutual    Class 2
 Shares VIP Fund -- Class 2 Shares       Fidelity VIP Growth Portfolio --
Franklin Templeton VIP Templeton Growth   Service Class 2
 VIP Fund -- Class 2 Shares              Fidelity VIP Growth Opportunities
Invesco V.I. American Franchise Fund --   Portfolio -- Service Class 2
 Series I shares                         Fidelity VIP Mid Cap Portfolio --
Invesco V.I. Capital Appreciation Fund    Service Class 2
 -- Series II shares                     Fidelity VIP Value Strategies Portfolio
Invesco V.I. Comstock Fund -- Series II   -- Service Class 2
 shares                                  Invesco V.I. Main Street Small Cap
Invesco V.I. Conservative Balanced Fund   Fund(R) -- Series II shares
 -- Series II shares                     Janus Henderson Forty Portfolio --
Invesco V.I. Core Equity Fund -- Series   Service Shares
 I shares                                MFS(R) Utilities Series -- Service
Invesco V.I. Equity and Income Fund --    Class Shares
 Series II shares                        PIMCO VIT All Asset Portfolio --
Invesco V.I. Global Fund -- Series II     Advisor Class Shares
 shares                                  PIMCO VIT High Yield Portfolio --
Invesco V.I. International Growth Fund    Administrative Class Shares
 -- Series II shares                     Prudential Natural Resources Portfolio
Invesco V.I. Main Street Fund(R) --       -- Class II Shares
 Series II shares                        Prudential PGIM Jennison Focused Blend
Janus Henderson Balanced Portfolio --     Portfolio -- Class II Shares
 Service Shares                          Prudential PGIM Jennison Growth
MFS(R) Total Return Series -- Service     Portfolio -- Class II Shares
 Class Shares                            State Street Real Estate Securities
State Street Total Return V.I.S. Fund     V.I.S. Fund -- Class 1 Shares
 -- Class 3 Shares                       State Street Small-Cap Equity V.I.S.
State Street U.S. Equity V.I.S. Fund --   Fund -- Class 1 Shares
 Class 1 Shares                          Wells Fargo VT Omega Growth Fund --
                                          Class 2